UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2005

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas     February 3, 2006
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $1,027,849 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      NOTE 4.250% 9/2   001765BA3 119,985     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  27,261     23,250,000  PRN        DEFINED    1, 2  23,250,000
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,712     29,075,000  PRN        DEFINED    1, 2  29,075,000
AMERICAN TOWER CORP           NOTE 3.250% 8/0   029912AK8  42,387     18,500,000  PRN        DEFINED    1, 2  18,500,000
AMGEN INC                     NOTE 3/0          031162AL4   9,709     12,500,000  PRN        DEFINED    1, 2  12,500,000
BEST BUY INC                  SDCV 2.250% 1/1   086516AF8  32,663     30,000,000  PRN        DEFINED    1, 2  30,000,000
CHARTER COMMUNICATIONS INC D  CL A              16117M107     504        413,200   SH        DEFINED    1, 2     413,200
CHESAPEAKE ENERGY CORP        COM               165167107   1,583         49,900   SH        DEFINED    1, 2      49,900
COMSYS IT PARTNERS INC        COM               20581E104  12,956      1,172,449   SH        DEFINED    1, 2   1,172,449
CONEXANT SYSTEMS INC          COM               207142100   2,260      1,000,000   SH        DEFINED    1, 2   1,000,000
CONSECO INC                   COM NEW           208464883     342         14,750   SH        DEFINED    1, 2      14,750
CONVERIUM HLDG AG             SPONSORED ADR     21248N107      75         13,550   SH        DEFINED    1, 2      13,550
EOG RES INC                   COM               26875P101     367          5,000   SH        DEFINED    1, 2       5,000
EL PASO ENERGY CAP TR I       PFD CV TR SECS    283678209     248          7,500  PRN        DEFINED    1, 2       7,500
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123       4         14,703   SH        DEFINED    1, 2      14,703
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206   7,362        267,700  PRN        DEFINED    1, 2     267,700
GENERAL MARITIME CORP         SHS               Y2692M103     358          9,675   SH        DEFINED    1, 2       9,675
GENERAL MTRS CORP             COM               370442105  38,840      2,000,000   SH        DEFINED    1, 2   2,000,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717 158,346     10,137,400  PRN        DEFINED    1, 2  10,137,400
GENERAL MTRS CORP             DEB SR CONV B     370442733  23,600      1,600,000  PRN        DEFINED    1, 2   1,600,000
GENERAL MTRS CORP             DEB SR CONV A     370442741  43,398      2,091,000  PRN        DEFINED    1, 2   2,091,000
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3  85,597     50,000,000  PRN        DEFINED    1, 2  50,000,000
HAYES LEMMERZ INTL INC        COM NEW           420781304  12,460      3,539,734   SH        DEFINED    1, 2   3,539,734
HEALTH MGMT ASSOC INC NEW     NOTE 1/2          421933AG7  25,963     30,000,000  PRN        DEFINED    1, 2  30,000,000
ITC DELTACOM INC              COM PAR 0.01      45031T872     516        409,128   SH        DEFINED    1, 2     409,128
I2 TECHNOLOGIES INC           COM NEW           465754208  45,359      3,214,677   SH        DEFINED    1, 2   3,214,677
JETBLUE AWYS CORP             COM               477143101   1,901        123,600   SH        DEFINED    1, 2     123,600
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  15,456     18,500,000  PRN        DEFINED    1, 2  18,500,000
LEVEL 3 COMMUNICATIONS INC    COM               52729N100     352        122,500   SH        DEFINED    1, 2     122,500
METHANEX CORP                 COM               59151K108   1,686         89,950   SH        DEFINED    1, 2      89,950
NATIONAL R V HLDGS INC        COM               637277104   2,341        349,900   SH        DEFINED    1, 2     349,900
OMNICOM GROUP INC             NOTE 7/3          681919AM8  48,594     50,000,000  PRN        DEFINED    1, 2  50,000,000
PXRE GROUP LTD                COM               G73018106     459         35,450   SH        DEFINED    1, 2      35,450
RES-CARE INC                  COM               760943100  19,820      1,141,074   SH        DEFINED    1, 2   1,141,074
ROYAL CARIBBEAN CRUISES LTD   NOTE 2/0          780153AK8 107,529    200,482,000  PRN        DEFINED    1, 2 200,482,000
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  72,855    103,200,000  PRN        DEFINED    1, 2 103,200,000
TENET HEALTHCARE CORP         COM               88033G100      96         12,500   SH        DEFINED    1, 2      12,500
TESORO CORP                   COM               881609101   1,847         30,000   SH        DEFINED    1, 2      30,000
TRANSMONTAIGNE INC            COM               893934109     363         55,000   SH        DEFINED    1, 2      55,000
UNIVERSAL HLTH SVCS INC       DBCV 0.426% 6/2   913903AL4  33,695     60,000,000  PRN        DEFINED    1, 2  60,000,000